Net Income (Loss) Per Share (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares converted in to notes	2,222,222	2,222,222
Number of shares converted in to option	3,702,260			3,702,360
Exercise price (in Dollars per share)	$ 15			$ 15
March 2025 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding	925,590			925,590
FTAC Emerald [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants exercisable	12,434,658		12,434,658
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants exercisable	869,565	869,565
Exercise price (in Dollars per share)		$ 12.5
Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants exercisable	12.5	869,565
Exercise price (in Dollars per share)	$ 9	$ 9
Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants exercisable	869,565